Leases - Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Opening net book value	$ 1,011	$ 1,108
Additions	164	187
Depreciation	(78)	(84)
Depreciation – steelmaking coal business		(53)
Changes in foreign exchange rates and other	(54)	49
Sale of steelmaking coal business	0	(196)
Closing net book value	$ 1,043	$ 1,011